Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Assets
Cash and balances at central banks	£ 238,574		£ 191,127	£ 150,258
Cash collateral and settlement balances	92,542		101,367
Loans and advances at amortised cost	361,451		342,632
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Trading portfolio assets	147,035		127,950
Financial assets at fair value through the income statement	191,972		175,151
Derivative financial instruments	262,572		302,446
Financial assets at fair value through other comprehensive income	61,753		78,688
Other financial assets	1,213		850
Non-derivative financial assets	1,360,339		1,329,242
Other assets	23,946		20,272
Total assets	1,384,285	$ 1,384.3	1,349,514	1,140,200
Liabilities
Deposits at amortised cost	519,433		481,036
Cash collateral and settlement balances	79,371		85,423
Repurchase agreements and other similar secured borrowing	28,352		14,174
Debt securities in issue	98,867		75,796
Subordinated liabilities	12,759		16,341	18,156
Trading portfolio liabilities	54,169		47,405
Financial liabilities designated at fair value	250,960		249,765
Derivative financial instruments	256,883		300,775
Other financial liabilities	6,301		4,969
Total financial liabilities	1,307,095		1,275,684
Other liabilities	6,979		6,948
Total liabilities	1,314,074		1,282,632
Cumulative liquidity gap	70,211		66,882	£ 65,660	£ 63,779
On demand
Assets
Cash and balances at central banks	238,369		190,347
Cash collateral and settlement balances	2,807		1,177
Loans and advances at amortised cost	19,749		14,098
Reverse repurchase agreements and other similar secured lending	58		150
Trading portfolio assets	147,035		127,950
Financial assets at fair value through the income statement	24,257		17,377
Derivative financial instruments	261,678		301,880
Financial assets at fair value through other comprehensive income	0		0
Other financial assets	707		357
Non-derivative financial assets	694,660		653,336
Liabilities
Deposits at amortised cost	454,961		410,894
Cash collateral and settlement balances	2,983		1,900
Repurchase agreements and other similar secured borrowing	20		4
Debt securities in issue	0		0
Subordinated liabilities	0		0
Trading portfolio liabilities	54,169		47,405
Financial liabilities designated at fair value	14,342		15,555
Derivative financial instruments	255,747		299,795
Other financial liabilities	184		101
Total financial liabilities	782,406		775,654
Cumulative liquidity gap	(87,746)		(122,318)
Not more than three months
Assets
Cash and balances at central banks	205		182
Cash collateral and settlement balances	89,735		100,190
Loans and advances at amortised cost	8,670		11,970
Reverse repurchase agreements and other similar secured lending	2,984		8,698
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	127,085		123,044
Derivative financial instruments	58		23
Financial assets at fair value through other comprehensive income	4,280		9,655
Other financial assets	474		451
Non-derivative financial assets	233,491		254,213
Liabilities
Deposits at amortised cost	40,755		41,468
Cash collateral and settlement balances	76,388		83,523
Repurchase agreements and other similar secured borrowing	6,621		3,276
Debt securities in issue	24,399		16,344
Subordinated liabilities	1,007		1,589
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	158,059		172,153
Derivative financial instruments	4		1
Other financial liabilities	4,331		2,915
Total financial liabilities	311,564		321,269
Cumulative liquidity gap	(165,819)		(189,374)
Over three months but not more than six months
Assets
Cash and balances at central banks	0		598
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	8,879		8,388
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	9,281		7,548
Derivative financial instruments	48		0
Financial assets at fair value through other comprehensive income	1,488		3,517
Other financial assets	26		19
Non-derivative financial assets	19,722		20,070
Liabilities
Deposits at amortised cost	13,524		15,886
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	12,606		4,048
Subordinated liabilities	0		3,209
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	17,065		8,677
Derivative financial instruments	22		49
Other financial liabilities	43		49
Total financial liabilities	43,260		31,918
Cumulative liquidity gap	(189,357)		(201,222)
Over six months but not more than nine months
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	5,291		4,956
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	7,042		6,960
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	1,245		1,393
Other financial assets	2		22
Non-derivative financial assets	13,580		13,331
Liabilities
Deposits at amortised cost	2,994		5,073
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	5,845		5,100
Subordinated liabilities	74		294
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	10,557		5,067
Derivative financial instruments	18		0
Other financial liabilities	42		46
Total financial liabilities	19,530		15,580
Cumulative liquidity gap	(195,307)		(203,471)
Over nine months but not more than one year
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	10,192		5,234
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	3,451		4,151
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	1,419		948
Other financial assets	0		0
Non-derivative financial assets	15,062		10,333
Liabilities
Deposits at amortised cost	3,724		3,082
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	3,254		1,937
Subordinated liabilities	1,218		0
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	3,909		2,938
Derivative financial instruments	5		0
Other financial liabilities	40		45
Total financial liabilities	12,150		8,002
Cumulative liquidity gap	(192,395)		(201,140)
One to two year
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	23,716		25,392
Reverse repurchase agreements and other similar secured lending	184		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	5,889		4,911
Derivative financial instruments	82		70
Financial assets at fair value through other comprehensive income	3,834		6,469
Other financial assets	1		1
Non-derivative financial assets	33,706		36,843
Liabilities
Deposits at amortised cost	2,025		2,264
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	2,195		1,400
Debt securities in issue	9,792		5,780
Subordinated liabilities	27		2,192
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	7,861		8,594
Derivative financial instruments	124		79
Other financial liabilities	691		738
Total financial liabilities	22,715		21,047
Cumulative liquidity gap	(181,404)		(185,344)
Two to three year
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	26,037		22,133
Reverse repurchase agreements and other similar secured lending	0		183
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	5,394		1,346
Derivative financial instruments	145		55
Financial assets at fair value through other comprehensive income	8,205		5,566
Other financial assets	0		0
Non-derivative financial assets	39,781		29,283
Liabilities
Deposits at amortised cost	433		625
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	8,925		2,329
Debt securities in issue	8,957		10,402
Subordinated liabilities	1,063		14
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	9,185		6,939
Derivative financial instruments	177		67
Other financial liabilities	145		156
Total financial liabilities	28,885		20,532
Cumulative liquidity gap	(170,508)		(176,593)
Over three years but not more than five years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	47,614		36,286
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	2,590		2,431
Derivative financial instruments	537		310
Financial assets at fair value through other comprehensive income	13,188		17,552
Other financial assets	0		0
Non-derivative financial assets	63,929		56,579
Liabilities
Deposits at amortised cost	241		601
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	10,504		7,073
Debt securities in issue	12,948		13,608
Subordinated liabilities	1,885		989
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	8,558		8,580
Derivative financial instruments	302		185
Other financial liabilities	266		273
Total financial liabilities	34,704		31,309
Cumulative liquidity gap	(141,283)		(151,323)
Over five years but not more than ten years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	39,822		47,944
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	2,564		2,345
Derivative financial instruments	15		87
Financial assets at fair value through other comprehensive income	18,226		24,450
Other financial assets	1		0
Non-derivative financial assets	60,628		74,826
Liabilities
Deposits at amortised cost	545		764
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	12,218		12,721
Subordinated liabilities	5,603		6,915
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	7,746		8,344
Derivative financial instruments	122		196
Other financial liabilities	420		436
Total financial liabilities	26,654		29,376
Cumulative liquidity gap	(107,309)		(105,873)
Over ten years
Assets
Cash and balances at central banks	0		0
Cash collateral and settlement balances	0		0
Loans and advances at amortised cost	171,481		166,231
Reverse repurchase agreements and other similar secured lending	1		0
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	4,419		5,038
Derivative financial instruments	9		21
Financial assets at fair value through other comprehensive income	9,868		9,138
Other financial assets	2		0
Non-derivative financial assets	185,780		180,428
Liabilities
Deposits at amortised cost	231		379
Cash collateral and settlement balances	0		0
Repurchase agreements and other similar secured borrowing	87		92
Debt securities in issue	8,848		5,856
Subordinated liabilities	1,882		1,139
Trading portfolio liabilities	0		0
Financial liabilities designated at fair value	13,678		12,918
Derivative financial instruments	362		403
Other financial liabilities	139		210
Total financial liabilities	25,227		20,997
Cumulative liquidity gap	£ 53,244		£ 53,558